Right-of-Use assets - Summary of right of use assets (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₨ 18,870	$ 249	₨ 16,420
Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₨ 6		₨ 8